SCUDDER
                                                                     INVESTMENTS


Supplement to the currently effective Class A, B and C Prospectus dated April 8, 2002 of each of the listed funds:

Scudder Contrarian Fund
Scudder-Dreman High Return Equity Fund
Scudder-Dreman Small Cap Value Fund
Scudder Large Company Value Fund
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Effective December 1, 2002, Scudder Large Company Value Fund will no longer be offered through this prospectus.







December 1, 2002